Convertible Safe Note - Additional Information (Details) - SAFE - USD ($) $ in Millions		12 Months Ended
	Nov. 02, 2023	Dec. 31, 2023	Aug. 24, 2023
Debt Instrument [Line Items]
Issuance costs			$ 0.1
Increase in fair value of safe instrument	$ 0.5
Total liabilities	4.5
Unamortized discount	$ 4.4
Common Stock | IPO
Debt Instrument [Line Items]
Number of common shares on conversion of debt instrument	411,815
Sarepta Therapeutics, Inc
Debt Instrument [Line Items]
Convertible safe note, principal amount			$ 4.0
Annual interest rate			10.00%
Debt Instrument, Description		Upon a qualified equity financing event, the convertible SAFE Note would have automatically converted into a number of shares of corresponding preferred stock based on a certain discount to the price of such preferred stock issued to the other investors applied to the then-current Cash-Out Amount. Upon the effective date of an IPO or a direct listing, or immediately prior to the closing of a SPAC transaction, the convertible SAFE Note would have automatically converted, and did automatically convert upon the effectiveness of the Company's IPO registration statement on November 2, 2023, into a number of shares of common stock based on a certain discount to the public offering price of such common stock applied to the then-current Cash-Out Amount (see Note 8). Upon a change of control, the Investor would have been entitled to receive the greater of (i) an amount equal to a certain premium applied to the then-current Cash-Out Amount, or (ii) the amount that would have been payable on the number of shares of the senior-most series of the Company’s preferred stock after applying a certain discount to the original issue price of such senior-most preferred stock together with a certain premium applied to the then-current Cash-Out Amount (the greater of (i) and (ii), the “Conversion Amount”). Upon the one-year maturity of the convertible SAFE Note, or upon dissolution of the Company, the Investor was to be paid an amount equal to the Cash-Out Amount. Upon the event of a change of control or dissolution, the Investor’s right to receive its Cash-Out Amount or its Conversion Amount would have been junior to payment of outstanding indebtedness and creditor claims, on par with payments for the Company’s most senior series of preferred stock or other SAFE note holders, if any, and senior to payments for the Company’s common stock and any other series or class of stock. The convertible SAFE Note did not maintain any voting rights.